DEBT (Details Narrative) - USD ($)	Oct. 14, 2022	Sep. 30, 2022	Dec. 31, 2021	Aug. 16, 2021	Apr. 30, 2020
Greens Natural Foods, Inc. [Member]
Short-Term Debt [Line Items]
Interest rate				5.00%
Note payable		$ 88,574	$ 109,108
Small Business Administrations [Member] | Mother Earth's Storehouse, Inc. [Member]
Short-Term Debt [Line Items]
Loan from bank					$ 669,500
Promissory Notes [Member]
Short-Term Debt [Line Items]
Loan amount	$ 3,000,000
Loan term	5 years
Interest rate	6.00%
Paycheck Protection Program [Member] | Greens Natural Foods, Inc. [Member]
Short-Term Debt [Line Items]
Loan amount			$ 817,927